Document and Entity Information	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Entity File Number	001-41103
Entity Registrant Name	DRILLING TOOLS INTERNATIONAL CORPORATION
Entity Central Index Key	0001884516
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2488708
Entity Address, Address Line One	3701 Briarpark Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	742-8500
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false